SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

Our Consolidated Financial Statements have been prepared in accordance with GAAP. The Consolidated Financial Statements include the accounts of Tellurian Inc. and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to conform prior period information to the current presentation. The reclassifications did not have a material effect on our consolidated financial position, results of operations or cash flows.

Liquidity

Liquidity

Our Consolidated Financial Statements have been prepared in accordance with GAAP, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business as well as the Company’s ability to continue as a going concern. As of the date of the Consolidated Financial Statements, we have generated losses and negative cash flows from operations, and have an accumulated deficit. We have not yet established an ongoing source of revenues that is sufficient to cover our future operating costs and obligations as they become due during the twelve months following the issuance of the Consolidated Financial Statements.

The Company has sufficient cash on hand and available liquidity to satisfy its obligations and fund its working capital needs for at least twelve months following the date of issuance of the Consolidated Financial Statements. The Company has the ability to generate additional proceeds from various other potential financing transactions. We are currently focused on securing financing for the construction of plants one and two of the Driftwood terminal.

Segments

Segments

Segment information is prepared on the same basis that our Chief Executive Officer, who is our Chief Operating Decision Maker, uses to manage the segments, evaluate financial results and make key operating decisions. We identified the Upstream, Midstream and Marketing & Trading components as the Company’s operating segments. These operating segments represent the Company’s reportable segments. The remainder of our business is presented as “Corporate,” and consists of corporate costs and intersegment eliminations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and the accompanying notes. Management evaluates its estimates and related assumptions on a regular basis. Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.

Fair Value

Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses three levels of the fair value hierarchy of inputs to measure the fair value of an asset or a liability. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability. Level 3 inputs are inputs that are not observable in the market.

Revenue Recognition

Revenue Recognition

For the sale of natural gas, we consider the delivery of each unit (MMBtu) to be a separate performance obligation that is satisfied upon delivery to the designated sales point and therefore is recognized at a point in time. These contracts are either fixed price contracts or contracts with a fixed differential to an index price, both of which are deemed fixed consideration that is allocated to each performance obligation and represents the relative standalone selling price basis.

Each LNG cargo, in its entirety, is deemed to be a single performance obligation due to each molecule of LNG being distinct and substantially the same and therefore meeting the criteria for the transfer of a series of distinct goods. Accordingly, LNG sales are recognized at a point in time when the LNG has completed discharging to the customer. These are contracts with a fixed differential to an index price, which is deemed fixed consideration that is allocated to each performance obligation and represents the relative standalone selling price basis. These LNG sales are recorded on a gross basis and reported in “LNG sales” on the Consolidated Statements of Operations.

Purchases and sales of LNG inventory with the same counterparty that are entered into in contemplation of one another (including buy/sell arrangements) are combined and recorded on a net basis and reported in “LNG sales” on the Consolidated Statements of Operations. For such LNG sales, we require payment within 10 days from delivery.

We exclude all taxes from the measurement of the transaction price.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in Non-current restricted cash on our Consolidated Balance Sheets. The carrying value of cash, cash equivalents and restricted cash approximates their fair value.

Concentration of Cash

Concentration of Cash

We maintain cash balances and restricted cash at financial institutions, which may, at times, be in excess of federally insured levels. We have not incurred losses related to these balances to date.

Derivative Instruments

Derivative Instruments

We use derivative instruments to hedge our exposure to cash flow variability from commodity price risk. Derivative instruments are recorded at fair value and included in our Consolidated Balance Sheets as assets or liabilities, depending on the derivative position and the expected timing of settlement, unless they satisfy the criteria for and we elect the normal purchases and sales exception.

We have not elected and do not apply hedge accounting for our derivative instruments; therefore, all changes in fair value of the Company’s derivative instruments are recognized within Other income, net, in the Consolidated Statements of Operations.

Settlements of derivative instruments are reported as a component of cash flows from operations in the Consolidated Statements of Cash Flows.

Property, Plant and Equipment

Property, Plant and Equipment

Natural gas development and production activities are accounted for using the successful efforts method of accounting. Costs incurred to acquire a property (whether proved or unproved) are capitalized when incurred. Costs to develop proved reserves are capitalized and we deplete our natural gas reserves using the units-of-production method.

Fixed assets are recorded at cost. We depreciate our property, plant and equipment, excluding land, using the straight-line depreciation method over the estimated useful life of the asset. Upon retirement or other disposition of property, plant and equipment, the cost and related accumulated depreciation are removed, and the resulting gains or losses are recorded in our Consolidated Statements of Operations.

Management tests property, plant and equipment for impairment whenever there are indicators that the carrying amount of property, plant and equipment might not be recoverable. The carrying values of our proved natural gas properties are reviewed for impairment when events or circumstances indicate that the remaining carrying value may not be recoverable. If there is an indication that the carrying amount of our proved natural gas properties may not be recoverable, we compare the estimated expected undiscounted future cash flows from our natural gas properties to the carrying values of those properties. Proved properties that have carrying amounts in excess of estimated future undiscounted cash flows are written down to fair value.

Leases

Leases

The Company adopted Accounting Standards Update ASU 2016-02, Leases (Topic 842), and subsequent amendments thereto (“ASC 842”) on January 1, 2019 using the optional transition approach to apply the standard at the beginning of the first quarter of 2019 with no retrospective adjustments to prior periods. We elected the transition package of practical expedients to carry-forward prior conclusions related to lease identification and classification for existing leases, combine lease and non-lease components of an arrangement for all classes of our leased assets and omit short-term leases with a term of 12 months or less from recognition on the balance sheet.

The Company determines if an arrangement is a lease at inception. Leases are recognized as either finance or operating leases on our Consolidated Balance Sheets by recording a lease liability representing the obligation to make future lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. Refer to Note 17 - Leases for operating and finance right-of-use assets and lease liabilities classification within our Consolidated Balance Sheets. In the absence of a readily determinable implicitly interest rate, we discount our expected future lease payments using our incremental borrowing rate. Options to renew a lease are included in the lease term and recognized as part of the right-of-use asset and lease liability, only to the extent they are reasonably certain to be exercised.

Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Lease expense for finance leases is recognized as the sum of the amortization of the right-of-use assets on a straight-line basis and the interest on lease liabilities over the lease term.

Accounting for LNG Development Activities

Accounting for LNG Development Activities

As we have been in the preliminary stage of developing the Driftwood terminal, substantially all the costs related to such activities have been expensed. These costs primarily include professional fees associated with FEED studies and complying with FERC for authorization to construct our terminal and other required permitting for the Driftwood Project.

Costs incurred in connection with a project to develop the Driftwood terminal shall generally be treated as development expenses until the project has reached the notice-to-proceed state (“NTP State”) and the following criteria (the “NTP Criteria”) have been met: (i) the necessary regulatory permits have been obtained, (ii) financing for the project has been secured and (iii) management has committed to commence construction.

In addition, certain costs incurred prior to achieving the NTP State will be capitalized although the NTP Criteria have not been met. Costs to be capitalized prior to achieving the NTP State include land purchase costs, land improvement costs, costs associated with preparing the facility for use and any fixed structure construction costs (fence, storage areas, drainage, etc.). Furthermore, activities directly associated with detailed engineering and/or facility designs shall be capitalized. All amounts capitalized are periodically assessed for impairment and may be impaired if indicators are present. For additional details regarding capitalized amounts, please refer to Note 5, Deferred Engineering Costs.

Debt

Debt

Discounts, fees and expenses incurred with the issuance of debt are amortized over the term of the debt. These amounts are presented as a reduction of our indebtedness on the accompanying Consolidated Balance Sheets. See Note 10, Borrowings, for additional details about our loans.

Share-Based Compensation

Share-Based Compensation

We have awarded share-based compensation in the form of stock, restricted stock, restricted stock units and stock options to employees, directors and outside consultants. Share-based compensation transactions are measured based on the grant-date estimated fair value. For awards containing only service conditions or performance conditions deemed probable of occurring, the fair value is recognized as expense over the requisite service period using the straight-line method. We recognize compensation cost for awards with performance conditions if and when we conclude that it is probable that the performance condition will be achieved. For awards where the performance or market condition is not considered probable, compensation cost is not recognized until the performance or market condition becomes probable. We reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on our probability assessment. We recognize forfeitures as they occur.

Income Taxes

Income Taxes

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to be realized or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider current and historical financial results, expectations for future taxable income and the availability of tax planning strategies that can be implemented, if necessary, to realize deferred tax assets. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we will make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

Postemployment benefits

Postemployment benefits

The Company provides cash and other termination benefits pursuant to ongoing benefit arrangements to its employees in connection with a qualifying termination of their employment. The cost of providing postemployment benefits is recognized when the obligation is probable of occurring and can be reasonably estimated.

Net Loss Per Share (EPS)

Net Loss Per Share (EPS)

Basic net loss per share excludes dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share reflects potential dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period increased by the number of additional common shares that would have been outstanding if the potential common shares had been issued and were dilutive.